Cost of materials	12 Months Ended
Dec. 31, 2021
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Cost of materials
9. Cost of materials
The following table shows the breakdown of the cost of materials:

Cost of materials	For the years ended
€ thousand	December 31, 2021	December 31, 2020	December 31, 2019
Raw materials and consumables used	7,736	4,715	1,208
Costs for services purchased	2,888	1,506	1,582
Total	10,624	6,221	2,790
Included in the cost of materials are write downs for the year ended December 31, 2021 in the amount of €2,039 thousand (2020: €0 thousand, 2019: €0 thousand).
The write-downs refer to materials relevant for production of Condor Mark I and Condor Mark II. The corresponding raw materials were written down to their recoverable amount.